Taxation (Narrative) (Details)	12 Months Ended							0 Months Ended	12 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CNY	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2014 EIT Law [Member]	Jun. 30, 2014 High and New Technology Enterprises [Member]	Jun. 30, 2014 High and New Technology Enterprises [Member] EIT Law [Member]	Oct. 08, 2013 Beijing Wangpin [Member] CNY	Jun. 30, 2014 Beijing Wangpin [Member]	Jun. 30, 2014 Company's PRC entities Except Beijing Wangpin [Member]
Income Tax [Line Items]
Income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%					25.00%
Preferential income tax rate							15.00%		15.00%
Period to enjoy preferential income tax rate						3 years
Net Loss carry forwards		41,296,000
Withholding tax rate					10.00%
Withholding tax accrued			24,283,000	0
Cash Dividend paid out	23,801,000	147,650,000	0	0				224,100,000
Cash dividend paid to and received by the Company								201,690,000
Payment of withholding tax on dividend distribution to local Tax Bureau								22,410,000
Income tax accrued on the undistributed earnings of the Company's PRC subsidiaries		0
Unrecognized deferred tax liability on the undistributed earnings of the Company's PRC subsidiaries		11,948,000